Fair Value Measurements - Summary of Fair Value on Recurring Basis (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020
Jaws Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity Date	Jan. 05, 2021